Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents		$ 4,627,050	$ 718,625
Accounts receivable, net (Note 3)		7,465,036	10,032,305
Contract assets, current portion (Note 4)		434,603	4,636,670
Prepayments and other current assets (Note 5)	[1]	8,630,554	7,020,687
Restricted cash (Note 2)		46,197,750
Total current assets		67,354,993	22,408,287
Non-current assets:
Equity method investments (Note 6)		1,318,195	1,324,129
Property, plant and equipment, net (Note 7)		325,658	241,809
Finance lease right-of-use assets, net (Note 8)		6,769	87,385
Operating lease right-of-use assets, net (Note 8)		135,708	162,886
Life insurance policy, cash surrender value (Note 9)		1,448,925	1,390,388
Contract assets, net of current portion (Note 4)		1,825,986	1,029,078
Deposits for acquisition of plant and equipment (Note 5)		1,770,959	1,784,389
Other investment (Note 6)		46,161,262
Deferred tax assets (Note 12)		1,412,011	65,241
Total non-current assets		54,405,473	6,085,305
TOTAL ASSETS		121,760,466	28,493,592
Current liabilities:
Bank overdrafts (Note 11)		201,671
Accounts payable		1,935,086	1,797,735
Contract liabilities (Note 4)	[2]	752,186	2,322,911
Bank and other borrowings (Note 11)		11,982,316	12,044,435
Finance lease liabilities (Note 8)			56,795
Operating lease liabilities, current portion (Note 8)		76,271	115,372
Accrued expenses and other current liabilities (Note 10)		2,962,366	1,770,319
Income tax payable (Note 12)		413,940	372,816
Total current liabilities		22,510,682	19,840,407
Non-current liabilities:
Convertible notes (Note 16)		19,567,461
Operating lease liabilities, net of current portion (Note 8)		52,411	26,700
Other long-term liabilities, net of current portion (Note 15)		11,055	34,362
Total non-current liabilities		19,630,927	61,062
TOTAL LIABILITIES		42,141,609	19,901,469
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares to be issued (Note 14)		2,235,000
Additional paid-in capital (Note 14)		82,342,816	5,764,699
(Accumulated losses) retained earnings		(4,708,368)	2,821,784
Accumulated other comprehensive (loss) income		(251,239)	5,338
Total shareholders’ equity		79,618,857	8,592,123
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		121,760,466	28,493,592
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		155	282
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		20	20
Series A Preferred Stock
SHAREHOLDERS’ EQUITY
Preferred shares, value		473
Series B Preferred Stock
SHAREHOLDERS’ EQUITY
Preferred shares, value
Related Party
Current liabilities:
Due to related parties (Note 13)		$ 4,186,846	$ 1,360,024

[1]	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.
[2]
(a)	Contract liabilities, net from joint ventures were US$nil and US$359,629 as of March 31, 2026 and 2025, respectively.